Loans and amounts due from credit institutions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans And Amounts Due From Credit Institutions Currency [Abstract]
Brazilian Real	R$ 107,693,973	R$ 91,419,015	R$ 63,397,123
US dollar	1,401,601	422,247	15,044,088
Euro	151,097	32,058	307,633
Pound sterling	0	0	3,585
Other currencies	0	0	8,920
Total	R$ 109,246,671	R$ 91,873,320	R$ 78,761,349